INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax And Social Contribution
Provisions for credit losses amount recorded	R$ 27,594,707	R$ 16,581,669
Provisions for credit losses amount realized	(16,948,286)	(8,155,178)
Provisions for credit losses at ending	81,719,902
Provisions for civil at beginning	3,427,730	3,778,419
Civil provisions amount constituted	463,454	355,631
Civil provisions amount realized	(903,478)	(706,320)
Provisions for civil at ending	2,987,706	3,427,730
Tax provisions at beginning	3,428,498
Tax provisions amount constituted	538,174	290,403
Tax provisions amount realized	(1,252,195)	(103,261)
Tax provisions at ending	2,714,477	3,428,498
Labor provisions at beginning	1,165,970	2,068,011
Labor provisions amount constituted	961,001	278,344
Labor provisions amount realized	(183,121)	(1,180,385)
Labor provisions at ending	1,943,850	1,165,970
Non-financial assets held for sale at beginning	699,334	735,678
Non-financial assets held for sale amount constituted	214,299	193,066
Non-financial assets held for sale amount realized	(273,408)	(229,410)
Non-financial assets held for sale at ending	640,225	699,334
Adjustment to fair value of securities at beginning	15,813	270,017
Adjustment to fair value of securities constituted	21,773	3,592
Adjustment to fair value of securities amount realized	(3,481)	(257,796)
Provisions for credit losses at ending	34,105	15,813
Other at beginning	6,276,457	5,760,081
Other amount constituted	4,634,250	3,305,650
Other amount realized	(4,502,865)	(2,789,274)
Other at ending	6,407,842	6,276,457
Total deductible taxes on temporary differences at beginning	86,087,283	78,203,042
Total deductible taxes on temporary differences amount constituted	34,427,658	22,594,864
Total deductible taxes on temporary differences amount realized	(24,066,834)	(14,710,623)
Total deductible taxes on temporary differences at ending	96,448,107	86,087,283
Income tax and social contribution losses in Brazil and overseas at beginning	18,755,350	18,893,423
Income tax and social contribution losses in Brazil and overseas amount constituted	732,233	232,318
Income tax and social contribution losses in Brazil and overseas amount realized	(805,379)	(370,391)
Income tax and social contribution losses in Brazil and overseas at ending	18,682,204	18,755,350
Subtotal at beginning	104,842,633	97,096,465
Subtotal amount constituted	35,159,891	22,827,182
Subtotal amount realized	(24,872,213)	(15,081,014)
Subtotal at ending	115,130,311	104,842,633
Adjustment to securities at fair value through other comprehensive income at beginning	2,356,352	1,180,023
Adjustment to securities at fair value through other comprehensive income amount constituted	225,640	4,810,633
Adjustment to securities at fair value through other comprehensive income amount realized	(989,610)	(3,634,304)
Adjustment to securities at fair value through other comprehensive income at ending	1,592,382	2,356,352
Total deferred tax assets at beginning	107,198,985	98,276,488
Total deferred tax assets amount constituted	35,385,531	27,637,815
Total deferred tax assets amount realized	(25,861,823)	(18,715,318)
Provisions for credit losses at ending	116,722,693	107,198,985
Deferred tax liabilities at beginning	7,055,108	7,365,091
Deferred tax liabilities amount constituted	1,100,043	663,702
Deferred tax liabilities amount realized	(774,133)	(973,685)
Deferred tax liabilities at ending	7,381,018	7,055,108
Net deferred taxes at beginning	100,143,877	90,911,397
Provisions for credit losses amount recorded	34,285,488	26,974,113
Net deferred taxes amount realized	(25,087,690)	(17,741,633)
Net deferred taxes at ending	109,341,675	100,143,877
Provisions for credit losses at beginning		59,099,785
Tax provisions at beginning	3,428,498	3,241,356
Tax provisions at ending		3,428,498
Impairment of securities and investments at beginning	R$ 3,547,205	3,249,695
Impairment of securities and investments constituted		1,586,509
Impairment of securities and investments amount realized		(1,288,999)
Impairment of securities and investments at ending		R$ 3,547,205